Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related Party Transactions
2 6 .	RELATED PARTY TRANSACTIONS

(a)	In addition to the transactions disclosed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the years:

		Year ended December 31,
	Notes	2017	2018	2019
		HK$	HK$	HK$
Underwriting services rendered to immediate holding company	(i)	31,221,600	—	26,420,072

Financial advisory services rendered to fellow subsidiaries	(i)	—	70,988,340	15,691,000

Management fee income from a fellow subsidiary	(i)	2,231,559	—	—

Management fee income from immediate holding company	(i)	—	—	150,000
Investment advisory fee paid to a fellow subsidiary	(i)	15,000	180,000	180,000
Insurance commission paid to a fellow subsidiary	(i)	81,606	57,063	84,133
Asset management services rendered to a fellow subsidiary	(i)	—	5,784,775	457,431
Acquisition of investment from a fellow subsidiary	( i i)	—	72,072,000	—
Administrative service fee paid to immediate holding company	(ii i )	—	—	12,000,000
Interest income from immediate holding company	(v)	—	—	17,562,104
Recharge from/(to) immediate holding company
—Staff costs		66,163,850	11,678,050	17,936,752
—Premises cost		17,910,916	9,329,432	5,300,986
—Office renovation		14,118,570	1,250,906	869,214
—Other operating expenses / (income), net		10,512,120	(1,753,759)	9,798,649
	(iii)	108,705,456	20,504,629	33,905,601
Net fair value change on derivative financial asset entered into with a related party controlled by a director of the Company	(vi)	—	—	1,165,220,000
Asset management service fee income from a related party controlled by a director of the Company	(i)	—	—	478,611
Investment banking service fee income from a related party controlled by a director of the Company	(i)	—	—	2,999,584
Notes:

(i)	The terms of these services were comparable to the fee and conditions offered to the major customers of the Group.

(ii)	The transaction represented the transfer of 234,000 ordinary shares of a listed company from its fellow subsidiary based on the market price as at December 12, 2018.

(iii)
During the years ended December
31,
2017 and 2018, staff costs, office renovation and other operating expenses (e.g. advertisement and promotional expense) were recharged by the immediate holding company based on the proportion of the Company’s revenue to the consolidated revenue of the immediate holding company, net of expenses incurred by the Group. Premises cost was recharged based on actual usage. Starting from the third quarter of year 2019, the immediate holding company charged a fixed service fee of
HK$6,000,000
per quarter in place of previous recharging arrangement.

(iv)
As at June
30,
2018, the Group transferred the retail insurance brokerage business to fellow subsidiaries at net asset value of HK$775,955, including accounts and other receivables of HK$1,366,402 and accounts and other payables of HK$590,447 through current accounts. The fellow subsidiaries were disposed by the immediate holding company to a third party on the same date.

(v)	The transaction represented the interest income carried at 2% per annum (Note 5) of advance amount to immediate holding company which was payable on demand.

(vi)
In December 2019, the controlling person of the counterparty, with which the Group has entered into the Agreements (Note 14), was appointed as a Director to the Board of Directors of the Company. Accordingly, the counterparty became a related party of the Company.

(b)	Outstanding balances with related parties:

(i)
As at January
1,
2017, the Group had an outstanding balance due from a fellow subsidiary of HK$130,000,000 which was unsecured, bears interest of 2.5% per annum and repayable on demand. Interest receivable at January
1,
2017 amounted to HK$3,223,360 was included in due from fellow subsidiaries. During the year ended December

31,
2017, the outstanding balance of HK$130,000,000 became interest free.
As at December

31, 2017, the outstanding
balance of HK$130,000,000 and interest receivable of HK$3,223,360 were unsecured, interest free and repayable on demand and were included in amounts due from fellow subsidiaries. During the year ended December
31,
2018, the balances due from the fellow subsidiary were fully settled.

During the year ended December
31,
2017, the Group advanced HK$70,332,300 (equivalent to US$9,000,000), which was unsecured, interest free and repayable on demand, to a fellow subsidiary.
At December 31, 2017, the outstanding
balance of HK$70,332,300 was included in amounts due from fellow subsidiaries. During the year ended December
31,
2018, such balance was fully settled.
As at December
31,
2018, the Group’s outstanding balances due from its fellow subsidiaries and immediate holding company arising from intercompany advances were unsecured, interest free and repayable on demand, except for the balances described above.
As at December
31,
2018, the Group’s outstanding balances due to its fellow subsidiaries and immediate holding company arising from intercompany advances were unsecured, interest free and repayable on demand.

On August 5, 2019, the Group entered into an intercompany financing agreement with its immediate holding company. Under such agreement, any intercompany receivables and payables balances with the immediate holding company and the fellow subsidiaries shall be settled on a net basis with the immediate holding company. As at December 31, 2019, the net balance between the Group and the immediate holding company was an amount due from immediate holding company of
HK$2,921,838,772, which bears interest at 2%
per annum and are unsecured and repayable on demand. The Group did not have any outstanding balances with its fellow subsidiaries as at December 31, 2019 due to the intercompany financing agreement. For the years ended December 31, 2018 and 2019, there was no provision for credit loss on amounts due from fellow subsidiaries and immediate holding company.

(ii)
As at December 31, 2018, the Group had an outstanding accounts receivable balance due from its fellow subsidiaries of HK$70,875,980. The balances arose from the provision of investment banking services and the balances were non-interest
bearing with settlement terms mutually agreed by both parties. There was no such balance as at December 31, 2019.

As at December 31, 2019, the Group’s client receivables of HK$2,142,145 and HKD$156,659,071 we
re
due from fellow subsidiaries and a related party which is controlled by a director of the Company, respectively. The balance arose the normal settlement term of two days after trade date arising from asset management services. Any overdue balance is interest-bearing. There was no such balance as at December 31, 2018.

(iii)
As at December 31, 2018, the Group had an outstanding balance due from a related company associated with a major shareholder of HK$4,085,019.

This balance was unsecured, interest free and repayable on demand.
For the year ended December 31, 2018, there was no provision of credit loss on amount due from the related company. During the year ended December 31, 2019, the immediate holding company acquired the Company’s receivable from the related company of HK$4,075,351 at cost through the current account with the Company. The Group did not have any outstanding balances with the related company as at December 31, 2019.

(iv)
A
s at December
31,
2017, the Group held listed equity shares with fair value of HK$489,600,000 through a share custody entrustment agreement with a fellow subsidiary. The fellow subsidiary was the beneficiary owner of the shares and therefore the fellow subsidiary recorded the listed equity shares as its financial assets. The listed equity shares were used to secure part of the Group’s margin loans payable as at December
31,
2017.

The fellow subsidiary shall bear all costs and expenses in connection with the custody, acquisition and disposal of the listed equity shares. The Group recorded other income from a fellow subsidiary of HK$15,285,311 and HK$3,666,040 for the years ended December
31,
2017 and 2018, respectively, in connection with the reimbursement of interest expenses of the related margin loans payable. As at December
31,
2018 and 2019, the Group did not hold any listed equity shares through the share custody entrustment agreement.

(c)	Compensation of key management personnel of the Group:

	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Short-term employee benefits	8,745,651	19,473,470	43,062,534
Other long-term benefit	53,624	61,428	92,700

	8,799,275	19,534,898	43,155,234